CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Contributed Surplus [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings/(Accumulated Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Contributed Surplus [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Loss [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Retained Earnings/(Accumulated Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance (in shares) at Dec. 31, 2019	147,230,634												147,230,634
Balance at Dec. 31, 2019	$ 1,472	$ 38,498	$ 567,202	$ (1,396)	$ (10,352)	$ 595,424	$ 0	$ 0	$ 0	$ 0	$ (125)	$ (125)	$ 1,472	$ 38,498	$ 567,202	$ (1,396)	$ (10,477)	$ 595,299
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	88,716	88,716
Common Shares Issued, net (in shares)	2,459,083
Common Shares Issued, net	$ 25	14,733	0	0	0	14,758
Share based compensation (in shares)	0
Share based compensation	$ 0	152	0	0	0	152
Other comprehensive income	0	0	0	(284)	0	(284)
Dividends Paid and Declared	$ 0	0	0	0	(61,186)	(61,186)
Balance (in shares) at Jun. 30, 2020	149,689,717
Balance at Jun. 30, 2020	$ 1,497	53,383	567,202	(1,680)	17,053	637,455
Balance (in shares) at Dec. 31, 2020	151,446,112
Balance at Dec. 31, 2020	$ 1,514	59,412	539,516	(1,316)	0	599,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	(53,718)	(53,718)
Common Shares Issued, net (in shares)	7,018,855
Common Shares Issued, net	$ 70	23,148	0	0	0	23,218
Share based compensation (in shares)	0
Share based compensation	$ 0	135	0	0	0	135
Other comprehensive income	0	0	0	92	0	92
Dividends Paid and Declared	$ 0	0	(6,180)	0	0	(6,180)
Balance (in shares) at Jun. 30, 2021	158,464,967
Balance at Jun. 30, 2021	$ 1,584	$ 82,695	$ 533,336	$ (1,224)	$ (53,718)	$ 562,673